Accounts receivable, net - Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable, net
Accounts receivable	$ 31,192	$ 27,899
Less: Allowance for current expected credit losses	(1,429)	(1,764)	$ (9,329)	$ (7,604)
Accounts receivable, net	$ 29,763	$ 26,135